Components of Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Line Of Credit Facility [Line Items]
Total debt, Gross	$ 496,548
Total debt	439,013	$ 342,022
Current portion of long-term debt	(20,000)	(20,000)
Long-term debt, less current portion	419,013	322,022
0.25% Convertible Senior Note Due 2022
Line Of Credit Facility [Line Items]
Total debt, Gross	345,000
Convertible senior notes unamortized discount attributable to cash conversion option and debt issuance costs including initial purchaser discount	(56,409)
Note payable
Line Of Credit Facility [Line Items]
Total debt, Gross	3,834
Integrated Photonics, Inc | Note payable
Line Of Credit Facility [Line Items]
Total debt, Gross	3,834	3,834
Line of credit
Line Of Credit Facility [Line Items]
Total debt, Gross	80,000	252,000
Term Loans
Line Of Credit Facility [Line Items]
Total debt, Gross	65,000	85,000
Yen denominated line of credit
Line Of Credit Facility [Line Items]
Total debt, Gross	2,714	2,679
Credit Facility
Line Of Credit Facility [Line Items]
Credit facility unamortized debt issuance costs	$ (1,126)	$ (1,491)